Unaudited Consolidated Statements of Changes In Equity - USD ($) $ in Thousands	Total	Preferred Stock	Common Stock	Additional Paid-in Capital	Accumulated Deficit
Balance value at Dec. 31, 2017	$ 462,475	$ 0	$ 1	$ 518,085	$ (55,611)
Balance, shares at Dec. 31, 2017		1,000	10,140,527
Stock based compensation, value	269			269
Acquisition of treasury stock, value	(4,115)			(4,115)
Acquisition of treasury stock, shares			(334,784)
Dividend paid/ declared (see Note 8)	(3,102)			(3,102)
Net income/ (loss)	(24,466)				(24,466)
Balance value at Mar. 31, 2018	431,061	$ 0	$ 1	511,137	(80,077)
Balance, shares at Mar. 31, 2018		1,000	9,805,743
Balance value at Dec. 31, 2017	462,475	$ 0	$ 1	518,085	(55,611)
Balance, shares at Dec. 31, 2017		1,000	10,140,527
Net income/ (loss)	(46,534)
Balance value at Jun. 30, 2018	404,759	$ 0	$ 1	506,903	(102,145)
Balance, shares at Jun. 30, 2018		1,000	9,682,947
Balance value at Dec. 31, 2017	462,475	$ 0	$ 1	518,085	(55,611)
Balance, shares at Dec. 31, 2017		1,000	10,140,527
Balance value at Dec. 31, 2018	380,352	$ 0	$ 1	522,335	(141,984)
Balance, shares at Dec. 31, 2018		1,000	13,280,927
Balance value at Mar. 31, 2018	431,061	$ 0	$ 1	511,137	(80,077)
Balance, shares at Mar. 31, 2018		1,000	9,805,743
Stock based compensation, value	272			272
Acquisition of treasury stock, value	(1,441)			(1,441)
Acquisition of treasury stock, shares			(122,796)
Dividend paid/ declared (see Note 8)	(3,065)			(3,065)
Net income/ (loss)	(22,068)				(22,068)
Balance value at Jun. 30, 2018	404,759	$ 0	$ 1	506,903	(102,145)
Balance, shares at Jun. 30, 2018		1,000	9,682,947
Balance value at Dec. 31, 2018	380,352	$ 0	$ 1	522,335	(141,984)
Balance, shares at Dec. 31, 2018		1,000	13,280,927
Conversion of preferred stock to common			511,733
Conversion of preferred stock to common		(1,000)
Stock based compensation, value	229			229
Acquisition of treasury stock, value	(366)		$ 0	(366)
Acquisition of treasury stock, shares			(64,289)
Dividend paid/ declared (see Note 8)	(4,121)			(4,121)
Net income/ (loss)	861				861
Balance value at Mar. 31, 2019	376,955	$ 0	$ 1	518,077	(141,123)
Balance, shares at Mar. 31, 2019		0	13,728,371
Balance value at Dec. 31, 2018	380,352	$ 0	$ 1	522,335	(141,984)
Balance, shares at Dec. 31, 2018		1,000	13,280,927
Net income/ (loss)	(15,689)
Balance value at Jun. 30, 2019	356,517	$ 0	$ 1	514,189	(157,673)
Balance, shares at Jun. 30, 2019		0	13,728,371
Balance value at Mar. 31, 2019	376,955	$ 0	$ 1	518,077	(141,123)
Balance, shares at Mar. 31, 2019		0	13,728,371
Stock based compensation, value	231			231
Dividend paid/ declared (see Note 8)	(4,119)			(4,119)
Net income/ (loss)	(16,550)				(16,550)
Balance value at Jun. 30, 2019	$ 356,517	$ 0	$ 1	$ 514,189	$ (157,673)
Balance, shares at Jun. 30, 2019		0	13,728,371